UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE L. NOBLE
         --------------------------------------------------
Title:   PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
         --------------------------------------------------
Phone:   617-646-6500
         --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ GEORGE L. NOBLE              BOSTON, MA                 05/ /2009
       ------------------------   ------------------------------  -------------
             [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                   6
                                               -------------

Form 13F Information Table Value Total:             $37,464
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                          Name


       1. NONE



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
                                                      Form 13F INFORMATION TABLE


         COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------------------- ---------------- ----------- ----------- ---------- --- ----- ----------- --------- --------------------
                                                           VALUE       SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 NAME OF ISSUER              TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------- ---------------- ----------- ----------- ---------- --- ----- ----------- --------- --------------------
BANK OF AMERICA CORPORATION        COM        060505104     2728       400000   SH           SOLE                400000    0      0
BHP BILLITON LTD              SPONSORED ADR   088606108    11150       250000   SH           SOLE                250000    0      0
CANADIAN NAT RES LTD               COM        136385101     5784       150000   SH           SOLE                150000    0      0
OCH ZIFF CAP MGMT GROUP           CL A        67551U105      911       150000   SH           SOLE                150000    0      0
POTASH CORP SASK INC               COM        73755L107     8081       100000   SH           SOLE                100000    0      0
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605     8810      1000000   SH           SOLE               1000000    0      0

